Share-based payments (Details)		1 Months Ended						12 Months Ended
	Mar. 15, 2012 USD ($)	May 25, 2022 USD ($)	May 27, 2021 USD ($)	Jun. 21, 2019 USD ($)	Jun. 19, 2017 USD ($)	Jun. 23, 2014 USD ($)	Jun. 15, 2012 USD ($)	Dec. 31, 2022 $ / shares	Dec. 31, 2022 € / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2021 € / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2020 € / shares
Disclosure Of Share Based Payment Arrangements Text Block Abstract
Stock option plans for grant to employees	$ 195,000				$ 2,500,000
Stock option plans for grant to directors				$ 3,000,000			$ 700,000
Stock option plans for grant to consultants		$ (5,000,000)	$ (3,600,000)			$ 1,500,000
Warrants description								In aggregate 17,310,800 warrants were issued, subject to warrants being granted to and accepted by the beneficiaries. 18,150 of these warrants never allocated have become null and void, resulting in a remaining and outstanding 17,296,650 warrants, (i) 2,840,397 warrants were terminated or lapsed, (ii) 577,123 warrants were exercised, (iii) 12,257,780 warrants were granted but not yet exercised, and (iv) 1,637,500 warrants were not yet granted by the Company. For the year 2022, 590,345 warrants (2021: 304,968) were terminated or lapsed, no warrants were exercised, and 2,127,021 warrants (2021: 795,250) were vested. As a result, as at December 31, 2022, there are 12,257,780 warrants outstanding, entitling their holders to subscribe to 12,257,780 shares of the Company.	In aggregate 17,310,800 warrants were issued, subject to warrants being granted to and accepted by the beneficiaries. 18,150 of these warrants never allocated have become null and void, resulting in a remaining and outstanding 17,296,650 warrants, (i) 2,840,397 warrants were terminated or lapsed, (ii) 577,123 warrants were exercised, (iii) 12,257,780 warrants were granted but not yet exercised, and (iv) 1,637,500 warrants were not yet granted by the Company. For the year 2022, 590,345 warrants (2021: 304,968) were terminated or lapsed, no warrants were exercised, and 2,127,021 warrants (2021: 795,250) were vested. As a result, as at December 31, 2022, there are 12,257,780 warrants outstanding, entitling their holders to subscribe to 12,257,780 shares of the Company.
Warrant term								10 years	10 years
Cumulative tranches percentage								25.00%	25.00%
Vest in instalments percentage								25.00%	25.00%
Percentage of first tranche								25.00%	25.00%
Non-vested price | (per share)								$ 1.32	€ 1.23	$ 1.73	€ 1.53	$ 2.14	€ 1.74
Contractual life								7 years 3 months 21 days	7 years 3 months 21 days	7 years 2 months 4 days	7 years 2 months 4 days	6 years 8 months 12 days	6 years 8 months 12 days
Expected volatility term								2 years	2 years